                               USLICO SERIES FUND
                           THE MONEY MARKET PORTFOLIO

                        Supplement Dated January 6, 2005
                             to the Prospectus dated
                                 April 30, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, The Money Market Portfolio's investment adviser, the limit on "Other Expenses" for The Money Market Portfolio is lowered to 0.45%. The Prospectus is hereby revised as follows:

1. The portion of the table entitled "Money Market" under the heading "Operating Expenses Paid Each Year by the Portfolios" on page 14 of the Prospectus is deleted and replaced with the following:

                                                                                        WAIVERS,
                                                                          TOTAL      REIMBURSEMENTS     TOTAL NET
                                 MANAGEMENT    SERVICE      OTHER       OPERATING         AND           PORTFOLIO
PORTFOLIO                           FEES        FEES     EXPENSES(2)    EXPENSES     RECOUPMENTS(3)      EXPENSES
---------                        ----------    -------   -----------    --------     --------------     ---------
Money Market                      %   0.50       N/A         0.86         1.36           (0.66)            0.70

2. Footnote 3 of the table under the heading "Operating Expenses Paid Each Year by the Portfolios" on page 14 of the Prospectus is deleted in its entirety and replaced with the following:

      (3) The Policies contain a contractual provision limiting the amount Policyholders can be charged for management fees to 0.25%. The insurance companies pay any management fees above that amount. The management fees shown in the ""Management Fees" column are the management fees before taking into account this contractual limitation. In addition, ING Investments, LLC the Investment Adviser to each Portfolio, has entered into a written expense limitation agreement with the Fund that will limit the "Total Net Portfolio Expenses" of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to recoupment, by ING Investments, LLC within three years. The aggregate amount of the "Management Fee" waived and any "Other Expenses" waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC adjusted for contractual changes, if any, is shown under the heading "Waivers, Reimbursements and Recoupment." The management fee limit continues for the term of the Policies. The expense limitation limit will continue through at least May 1, 2005. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. Finally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the limit on "Other Expenses" to 0.45% for The Money Market Portfolio through at least December 31, 2005. There is no guarantee that the side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the limit on "Other Expenses" will revert to the limitation under The

            Money Market Portfolio's current expense limitation agreement of 0.65%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The portion of the table entitled "Money Market" under the heading "Examples" beginning on pages 14 and 15 of the Prospectus is deleted and replaced with the following:

PORTFOLIO                                                1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------                                                ------       -------      -------      --------
Money Market...............................              $   72         366          682         1,578

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               USLICO SERIES FUND
                           THE MONEY MARKET PORTFOLIO

                        Supplement Dated January 6, 2005
               to the Statement of Additional Information ("SAI")
                              dated April 30, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, The Money Market Portfolio's investment adviser, the limit on "Other Expenses" for The Money Market Portfolio is lowered to 0.45%. The SAI is hereby revised as follows:

The following is added to the end the third paragraph in the section entitled "Expense Limitation Agreement" on page 54 of the SAI:

Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the limit on "Other Expenses" for The Money Market Portfolio to 0.45% through at least December 31, 2005. There is no guarantee the agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, the ING Investments elects not to renew the side agreement, the limit on "Other Expenses" will revert to the limitation under the Portfolio's current expense limitation agreement of 0.65%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE